Equity - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Uncategorized [Abstract]
Dividends on common stock	$ 73.4	$ 73.7	$ 74.8